Page 1 of 5                                                             Name of Reporting Manager
------------------------------------------------------------------------------------------------------
                                                                                             Item 5:
   Item 1: Name of Issuer       Item 2: Title of Class           Item 3:        Item 4:      Shares
-------------------------------                                CUSIP Number      Fair          of
                                                                                Market      Principal
                                                                                 Value        Amount
------------------------------------------------------------------------------------------------------
EOG Resources Inc               Common Stock U$0.01            US26875P1012      878,125      50,000

Weyerhaeuser Co                 Common Stock U$1.25            US9621661043    1,904,396      26,519

Corning Inc                     Common Stock U$0.50            US2193501051   12,687,450      98,400

Honeywell International Inc     Common Stock U$1.00            US4385161066    3,017,056      52,300

Motorola Inc                    Common Stock U$3.00            US6200761095    2,945,000      20,000

Scientific Atlanta Inc          Common Stock $0.50pv           US8086551046    1,693,013      30,300

CBS Corp                        Common Stock $1.00pv           US12490K1079    2,534,610      39,642

Computer Associates Intl        Common Stock U$0.10            US2049121096    1,447,706      20,700

Intel Corporation               Common Stock US$0.001          US4581401001    3,572,363      43,400

Microsoft Corp                  Common Stock US$0.000025       US5949181045    8,032,400      68,800

Texas Instruments Inc.          Common Stock $1.00pv           US8825081040    1,584,650      16,400

IMS Health                      Common Stock $0.01             US4499341083    2,025,469      74,500

Level 3 Communications Inc      Common Stock U$0.01            US52729N1000    1,637,500      20,000

State Street Corporation        Common Stock U$1               US8574771031    1,607,375      22,000

America Online Inc              Common Stock U$0.01            US02364J1043    5,547,980      73,120

Pepsico Inc                     Capital Stock US$0.017         US7134481081    2,171,400      61,600

Colgate-Palmolive Company       Common Stock $1.00pv           US1941621039    1,807,000      27,800

Johnson & Johnson               Common Stock U$1.00            US4781601046    1,846,350      19,800

Warner-Lambert Co               Common Stock U$1.00            US9344881076    1,810,819      22,100

       COLUMN TOTALS                                                          58,750,661

    AGGREGATE PAGE TOTAL                                                      58,750,661


                                Martin Currie Inc                                                    (SEC USE ONLY)
-------------------------------------------------------------------------------------------------------------------
                                 Item 6: Investment Discretion                    Item 8: Voting Authority (Shares)
   Item 1: Name of Issuer       --------------------------------   Item 7:       ----------------------------------
------------------------------- (a) Sole (B) Shared - (c) Shared   Managers      (a) Sole     (b) Shared  (c) None
                                         Defined as   Other        See Instr. V
                                         Instr. V
-------------------------------------------------------------------------------------------------------------------
EOG Resources Inc                  X                                                X

Weyerhaeuser Co                    X                                                X

Corning Inc                        X                                                X

Honeywell International Inc        X                                                X

Motorola Inc                       X                                                X

Scientific Atlanta Inc             X                                                X

CBS Corp                           X                                                X

Computer Associates Intl           X                                                X

Intel Corporation                  X                                                X

Microsoft Corp                     X                                                X

Texas Instruments Inc.             X                                                X

IMS Health                         X                                                X

Level 3 Communications Inc         X                                                X

State Street Corporation           X                                                X

America Online Inc                 X                                                X

Pepsico Inc                        X                                                X

Colgate-Palmolive Company          X                                                X

Johnson & Johnson                  X                                                X

Warner-Lambert Co                  X                                                X


Page 2 of 5                                                             Name of Reporting Manager
------------------------------------------------------------------------------------------------------
                                                                                             Item 5:
   Item 1: Name of Issuer       Item 2: Title of Class           Item 3:        Item 4:      Shares
-------------------------------                                CUSIP Number      Fair          of
                                                                                Market      Principal
                                                                                 Value        Amount
------------------------------------------------------------------------------------------------------
Time Warner Inc                 Common Stock $1.00pv           US8873151091    1,663,188      23,000

Walgreen Company                Common Stock $0.078125         US9314221097    1,374,750      47,000

Wal-Mart Stores Inc             Common Stock US$0.10           US9311421039    3,096,800      44,800

Int'l Business Machines Corp    Common Shares US$0.50          US4592001014    2,481,125      23,000

Merck & Co Inc                  Common Stock npv               US5893311077    1,363,906      20,300

Union Pacific Corporation       Common Stock US$2.50           US9078181081    1,273,491      29,150

Cisco Systems                   Common stock $0.001            US17275R1023    2,988,788      27,900

Equifax Inc                     Common Stock $2.50pv           US2944291051      857,675      36,400

Sprint Corp (Fon Group)         Common Stock U$2.50            US8520611000    1,871,288      27,800

Exxon Mobil Corporation         Capital Stock npv              US30231G1022    3,504,469      43,500

Schlumberger Limited            Common Stock US$0.01           AN8068571086    1,832,481      32,650

Chase Manhattan Corp            Common Stock $1.00             US16161A1088    1,530,444      19,700

American Int'l Group Inc        Common Stock $2.50pv           US0268741073    2,993,657      27,687

Marsh & McLennan Companies Inc  Common Stock $1.00pv           US5717481023    1,105,191      11,550

GTE Corporation                 Common Stock U$0.05            US3623201031    2,928,344      41,500

First Union Corp                Common Stock US$3.333          US3373581053    1,004,594      30,500

Transocean Sedco Forex          Common Stock US$0.01           KYG900761092       89,642       2,661

Cardinal Health Inc             Common Stock npv               US14149Y1082    1,330,925      27,800

Pharmacia & Upjohn Inc          Ordinary Shares U$0.01         US7169411094      166,500       3,700

       COLUMN TOTALS                                                          92,207,917

    AGGREGATE PAGE TOTAL                                                      33,457,256

                                Martin Currie Inc                                                    (SEC USE ONLY)
-------------------------------------------------------------------------------------------------------------------
                                 Item 6: Investment Discretion                    Item 8: Voting Authority (Shares)
   Item 1: Name of Issuer       --------------------------------   Item 7:       ----------------------------------
------------------------------- (a) Sole (B) Shared - (c) Shared   Managers      (a) Sole     (b) Shared  (c) None
                                         Defined as   Other        See Instr. V
                                         Instr. V
-------------------------------------------------------------------------------------------------------------------
Time Warner Inc                    X                                                X

Walgreen Company                   X                                                X

Wal-Mart Stores Inc                X                                                X

Int'l Business Machines Corp       X                                                X

Merck & Co Inc                     X                                                X

Union Pacific Corporation          X                                                X

Cisco Systems                      X                                                X

Equifax Inc                        X                                                X

Sprint Corp (Fon Group)            X                                                X

Exxon Mobil Corporation            X                                                X

Schlumberger Limited               X                                                X

Chase Manhattan Corp               X                                                X

American Int'l Group Inc           X                                                X

Marsh & McLennan Companies Inc     X                                                X

GTE Corporation                    X                                                X

First Union Corp                   X                                                X

Transocean Sedco Forex             X                                                X

Cardinal Health Inc                X                                                X

Pharmacia & Upjohn Inc             X                                                X


Page 3 of 5                                                             Name of Reporting Manager
------------------------------------------------------------------------------------------------------
                                                                                             Item 5:
   Item 1: Name of Issuer       Item 2: Title of Class           Item 3:        Item 4:      Shares
-------------------------------                                CUSIP Number      Fair          of
                                                                                Market      Principal
                                                                                 Value        Amount
------------------------------------------------------------------------------------------------------
AMFM Inc                        Class 'A' common stock U$0.01  US0016931000    1,651,075      21,100

MediaOne Group Inc              Common Stock U$0.01            US58440J1043    2,227,563      29,000

Young & Rubicam Inc             Common Stock U$0.01            US9874251054    2,101,275      29,700

Philip Morris Cos Inc           Common Stock US$0.3333pv       US7181541076    1,764,100      76,700

Compaq Computer                 Common Stock USD0.01           US2044931002    1,041,906      38,500

Lucent Technologies             Common Stock U$0.01            US5494631071    1,687,500      22,500

SBC Communications Inc          Common Stock U$1.00            US78387G1031    1,560,000      32,000

General Electric Co             Common Stock $0.16pv           US3696041033    3,791,375      24,500

Du Pont (E.I.) de Nemours & Co  Common Stock U$0.30            US2635341090    1,739,100      26,400

Millenium Chemicals Inc         Common Stock U$0.01            US5999031017    1,068,475      54,100

Bombardier Incorporated         Class B (Sub Voting) Stock     CA0977512007   11,703,338     923,282

BCE Inc                         Common Shares npv              CA05534B1094   34,951,645     623,374

Royal Bank of Canada            Common Stock                   CA7800871021    7,879,880     290,266

Alberta Energy Ltd.             Common Stock npv               CA0128731050    5,990,302     311,377

Cemex SA                        ADR (repr 5 CPO's)             US1512908898   15,386,108     551,968

Grupo Televisa SA               Spons GDR (rep 2 Ord Shs)      US40049J2069   23,068,500     338,000

Tubos De Acero De Mexico  SA    ADR (rep 1 ord shs)            US8985925069      653,713      48,200

Nuevo Grupo Iusacell SA         ADR (repr 10 "V" shs)          US6705121027      492,938      33,000

Desc                            ADS (rep 20 Series C shs)      US2503091017      447,225      26,700

       COLUMN TOTALS                                                         211,413,933

    AGGREGATE PAGE TOTAL                                                     119,206,017

                                Martin Currie Inc                                                    (SEC USE ONLY)
-------------------------------------------------------------------------------------------------------------------
                                 Item 6: Investment Discretion                    Item 8: Voting Authority (Shares)
   Item 1: Name of Issuer       --------------------------------   Item 7:       ----------------------------------
------------------------------- (a) Sole (B) Shared - (c) Shared   Managers      (a) Sole     (b) Shared  (c) None
                                         Defined as   Other        See Instr. V
                                         Instr. V
-------------------------------------------------------------------------------------------------------------------
AMFM Inc                           X                                                X

MediaOne Group Inc                 X                                                X

Young & Rubicam Inc                X                                                X

Philip Morris Cos Inc              X                                                X

Compaq Computer                    X                                                X

Lucent Technologies                X                                                X

SBC Communications Inc             X                                                X

General Electric Co                X                                                X

Du Pont (E.I.) de Nemours & Co     X                                                X

Millenium Chemicals Inc            X                                                X

Bombardier Incorporated            X                                                X

BCE Inc                            X                                                X

Royal Bank of Canada               X                                                X

Alberta Energy Ltd.                X                                                X

Cemex SA                           X                                                X

Grupo Televisa SA                  X                                                X

Tubos De Acero De Mexico  SA       X                                                X

Nuevo Grupo Iusacell SA            X                                                X

Desc                               X                                                X


Page 4 of 5                                                             Name of Reporting Manager
------------------------------------------------------------------------------------------------------
                                                                                             Item 5:
   Item 1: Name of Issuer       Item 2: Title of Class           Item 3:        Item 4:      Shares
-------------------------------                                CUSIP Number      Fair          of
                                                                                Market      Principal
                                                                                 Value        Amount
------------------------------------------------------------------------------------------------------
Grupo Financiero Bancomer S.A   ADR 144A (rep 20 shs)          US4004861062      980,840     118,000

Telefonos de Mexico             ADR (rep 20 ser L shs)         US8794037809   40,376,250     358,900

ALFA SA                         A Shares npv                   MXP000511016  150,988,500   3,393,000

Fomento Economico Mexicano      Spon ADR (rep 1 unit)          US3444191064    1,179,250      26,500

Grupo Elektra SA de CV          GDR (rep 10 CPOs)              US40050A1025      799,500      82,000

Cifra SA                        ADR (repr 10 'V' Shares)       US1717854053      290,610      14,500

Gerdau                          Preference Shares npv          BRCOGUACNPR4      355,423  21,411,000

Usiminas                        ADR Reg S (rep 1 pref)         US9173022008      964,414     176,500

Ultrapar Participacoes SA       ADS (rep 1000 pref shs)        US90400P1012      138,000      12,000

Aracruz                         ADR (rep 10 B pref)            US0384962041      648,375      24,700

Eletrobras                      ON ADR (rep 50 com shs)        US15234Q2075    2,013,625     181,000

Compania Vale Do Rio Doce       SPON ADR (Repr 250 Pref Shs)   US2044121000   17,784,150     671,100

Companhia Siderurgica Nacional  Common Shares npv              BRCSNAACNOR6      534,409  22,083,000

Telebras                        ADR Reg S (Rep 1000 Pref)      US8792871001          305      30,490

Petrobras Petroleo Brasil.      Pn Shares                      BRPETRACNPR6    1,235,719   7,766,931

Petrobras                       Spon ADR (rep 100 pref)        US71654V1017   20,151,634     785,700

Comp Paranaense Energetica      Spon ADR (Rep 1000 Pref B)     US20441B4077      488,906      52,500

Eletropaulo Metropolitana       Preference Shares npv          BRELPLACNPR6      463,755  11,479,090

Compania Brasil Dist Pao Acu    ADR (Repr 1000 Pref Shs)       US20440T2015      601,013      18,600

       COLUMN TOTALS                                                         451,408,610

    AGGREGATE PAGE TOTAL                                                     239,994,676


                                Martin Currie Inc                                                    (SEC USE ONLY)
-------------------------------------------------------------------------------------------------------------------
                                 Item 6: Investment Discretion                    Item 8: Voting Authority (Shares)
   Item 1: Name of Issuer       --------------------------------   Item 7:       ----------------------------------
------------------------------- (a) Sole (B) Shared - (c) Shared   Managers      (a) Sole     (b) Shared  (c) None
                                         Defined as   Other        See Instr. V
                                         Instr. V
-------------------------------------------------------------------------------------------------------------------
Grupo Financiero Bancomer S.A      X                                                X

Telefonos de Mexico                X                                                X

ALFA SA                            X                                                X

Fomento Economico Mexicano         X                                                X

Grupo Elektra SA de CV             X                                                X

Cifra SA                           X                                                X

Gerdau                             X                                                X

Usiminas                           X                                                X

Ultrapar Participacoes SA          X                                                X

Aracruz                            X                                                X

Eletrobras                         X                                                X

Compania Vale Do Rio Doce          X                                                X

Companhia Siderurgica Nacional     X                                                X

Telebras                           X                                                X

Petrobras Petroleo Brasil.         X                                                X

Petrobras                          X                                                X

Comp Paranaense Energetica         X                                                X

Eletropaulo Metropolitana          X                                                X

Compania Brasil Dist Pao Acu       X                                                X

Page 5 of 5                                                             Name of Reporting Manager
------------------------------------------------------------------------------------------------------
                                                                                             Item 5:
   Item 1: Name of Issuer       Item 2: Title of Class           Item 3:        Item 4:      Shares
-------------------------------                                CUSIP Number      Fair          of
                                                                                Market      Principal
                                                                                 Value        Amount
------------------------------------------------------------------------------------------------------
Comp Cervejaria Brahma          ADR (rep 20 pref shs)          US20440X1037      756,000      54,000

Embratel Participacoes SA       ADR (rep 1000 pref)            US29081N1000      885,625      32,500

Tele Norte Leste Participacoes  ADR (rep 1000 pref)            US8792461068    1,741,395      68,290

TELESP Participacoes SA         ADR (rep 1000 pref)            US87952K1007   20,561,468     841,390

Tele Sudeste Celular Partic     ADR (rep 5000 pref)            US8792521044      869,400      22,400

Tele Centro Sul Participacoes   ADR (rep 5000 pref)            US8792391018    2,096,144      23,098

Matav Cable Systems             Ordinary shares NIS 1          IL0009102075      358,272      20,000

Nice Systems Ltd                ADR (Rep 1 Ord Shs)            US6536561086    4,820,375      98,000

ECI Telecom                     Common Stock ILs0.12           IL0008685427      512,738     108,700

Orbotech                        Common Stock $0.14pv           IL0008722873    5,328,125      68,750

Matav RT                        Spon ADR (Rep 5 HUF100 shs)    US5597761098    4,071,600     113,100

       COLUMN TOTALS                                                         493,409,751

    AGGREGATE PAGE TOTAL                                                     42,001,142

                                Martin Currie Inc                                                    (SEC USE ONLY)
-------------------------------------------------------------------------------------------------------------------
                                 Item 6: Investment Discretion                    Item 8: Voting Authority (Shares)
   Item 1: Name of Issuer       --------------------------------   Item 7:       ----------------------------------
------------------------------- (a) Sole (B) Shared - (c) Shared   Managers      (a) Sole     (b) Shared  (c) None
                                         Defined as   Other        See Instr. V
                                         Instr. V
-------------------------------------------------------------------------------------------------------------------
Comp Cervejaria Brahma             X                                                X

Embratel Participacoes SA          X                                                X

Tele Norte Leste Participacoes     X                                                X

TELESP Participacoes SA            X                                                X

Tele Sudeste Celular Partic        X                                                X

Tele Centro Sul Participacoes      X                                                X

Matav Cable Systems                X                                                X

Nice Systems Ltd                   X                                                X

ECI Telecom                        X                                                X

Orbotech                           X                                                X

Matav RT                           X                                                X